Operating costs and expenses (exclusive of depreciation and amortization)	12 Months Ended
Dec. 31, 2019
Operating costs and expenses (exclusive of depreciation and amortization)
Operating costs and expenses (exclusive of depreciation and amortization)

11.  Operating costs and expenses (exclusive of depreciation and amortization)

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018*
Personnel expenses	(2,579,958)	(2,234,309)	(1,717,467)
Marketing expenses	(1,105,247)	(1,046,678)	(939,717)
Subcontractor and other costs related to provision of services	(194,644)	(186,337)	(188,499)
Office rent and maintenance	(176,672)	(206,501)	(241,434)
Professional services	(335,681)	(347,963)	(255,362)
Insurance services	(181,047)	(111,251)	—
Hosting and other website maintenance	(46,325)	(40,421)	(32,825)
Other operating expenses	(71,726)	(126,803)	(57,556)
Operating costs and expenses (exclusive of depreciation and amortization)	(4,691,300)	(4,300,263)	(3,432,860)

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

Contributions to state pension funds recognised within “Personnel expenses” amounted to RUB 375,977 thousand for the year ended December 31, 2020, RUB 291,211 thousand for the year ended December 31, 2019 and RUB 212,229 thousand for the year ended December 31, 2018.